Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Line Items]
Total accounts receivable	$ 5,972,736	$ 40,248
Allowance
Accounts Receivable	5,972,736	40,248
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable	5,972,736	33,382
Related Parties [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable		$ 6,866